Long-Term Debt (Long-Term Debt Portfolio) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Due within one year	$ 17,172	$ 12,573
Due after one year	51,848	60,894
Derivative, Amount of Hedged Item	445	1,094
Long-term debt	69,465	74,561
Unsecured Debt [Member]
Debt Instrument [Line Items]
Due within one year	5,321	1,070
Due after one year	21,425	31,486
Derivative, Amount of Hedged Item	445	1,094
Long-term debt	27,191	33,650
Secured Debt [Member]
Debt Instrument [Line Items]
Due within one year	11,851	11,503
Due after one year	30,423	29,408
Derivative, Amount of Hedged Item	0	0
Long-term debt	$ 42,274	$ 40,911